Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Net Deferred Tax Assets

The significant components of the Company’s net deferred tax assets are as follows as of December 31:

	December 31,
	2022	2021
Deferred tax assets
Net operating loss carry-forward	$1,061,300	$572,355
Section 174 Qualified Research Expenditures	388,230	-
Stock compensation	330,633	-
ROU liability	91,333	-
Other	6,120	-
	1,877,616	572,355
Less: valuation allowance	(1,784,880)	(572,355)
	92,736	-
Deferred tax liabilities
ROU asset	(92,736)	-
Total net deferred tax asset	$-	$-

Schedule of Components of Provision For Income Taxes

The components of the provision for income taxes consist of the following:

	2022	2021
Deferred tax:
Deferred	(1,212,525)	(555,017)
Change in valuation allowance	1,212,525	555,017
Total deferred	-	-
Total provision for income taxes	$-	$-